Other current assets	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets
5	Other current assets

	December 31, 2024	June 30, 2025	June 30, 2025
	S$	S$	US$

Prepayments	79,727	6,332,931	4,963,890
Deposits	66,425	68,802	53,928
Other current assets	-	27,192	21,314
	146,152	6,428,925	5,039,132